SCHEDULE OF FAIR ASSUMPTIONS OF AWARDS GRANTED (Details) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Expected Volatility, Minimum	39.84%
Expected Volatility, Maximum	43.74%
Expected Dividend Yield	0.00%
Exercise Price
Stock price at grant date	6.55
Weighted Average Fair Value	$ 5.73
Minimum [Member]
Expected Time to Liquidity	11 months 1 day
Maximum [Member]
Expected Time to Liquidity	2 years 11 months 1 day